Earnings per share - basic and diluted (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share - basic and diluted
Summary of earnings per share - basic and diluted

	For the three months ended June 30
	2024		2023
	Basic	Diluted	Basic	Diluted
Net (loss) earnings	$(111,437)	$(111,437)	$16,034	$16,034
Weighted average shares outstanding	201,249,986	201,249,986	202,041,353	202,383,167
(Loss) earnings per share	$(0.55)	$(0.55)	$0.08	$0.08

	For the six months ended June 30
	2024		2023
	Basic	Diluted	Basic	Diluted
Net (loss) earnings	$(94,013)	$(94,013)	$32,568	$32,568
Weighted average shares outstanding	201,195,314	201,195,314	196,938,120	197,133,344
(Loss) earnings per share	$(0.47)	$(0.47)	$0.17	$0.17